Document and Entity Information	Sep. 23, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2021
Entity File Number	000-51825
Entity Registrant Name	HERON LAKE BIOENERGY, LLC
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-2002393
Entity Address, Address Line One	91246 390th Avenue
Entity Address, City or Town	Heron Lake
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56137-1375
City Area Code	507
Local Phone Number	793-0077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001286964
Amendment Flag	false